CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Utility plant:
Gas plant	$ 8,384,000	$ 7,813,221
Less: accumulated depreciation	(2,419,348)	(2,313,050)
Construction work in progress	211,429	185,026
Net utility plant	6,176,081	5,685,197
Other property and investments	834,245	784,173
Current assets:
Cash and cash equivalents	83,352	49,539
Accounts receivable, net of allowances	522,172	474,097
Accrued utility revenue	82,400	79,100
Income taxes receivable, net	10,884	31,751
Deferred purchased gas costs	2,053	44,412
Prepaid and other current assets	170,152	180,957
Total current assets	871,013	859,856
Noncurrent assets:
Goodwill	345,184	343,023
Deferred income taxes	455	856
Deferred charges and other assets	508,875	496,943
Total noncurrent assets	854,514	840,822
Total assets	8,735,853	8,170,048
Capitalization:
Common stock	58,823	56,637
Additional paid-in capital	1,609,155	1,466,937
Accumulated other comprehensive loss, net	(61,003)	(56,732)
Retained earnings	1,067,978	1,039,072
Total Southwest Gas Holdings, Inc. equity	2,674,953	2,505,914
Redeemable noncontrolling interest	165,716	84,542
Long-term debt, less current maturities	2,732,200	2,300,482
Total capitalization	5,572,869	4,890,938
Commitments and contingencies (Note 10)
Current liabilities:
Current maturities of long-term debt	40,433	163,512
Short-term debt	107,000	211,000
Accounts payable	231,301	238,921
Customer deposits	67,920	69,165
Income taxes payable, net	12,556	2,069
Accrued general taxes	48,640	48,160
Accrued interest	20,536	21,329
Deferred purchased gas costs	54,636	60,755
Other current liabilities	328,945	264,950
Total current liabilities	911,967	1,079,861
Deferred income taxes and other credits:
Deferred income taxes and investment tax credits, net	647,453	599,840
Accumulated removal costs	404,000	395,000
Other deferred credits and other long-term liabilities	1,199,564	1,204,409
Total deferred income taxes and other credits	2,251,017	2,199,249
Total capitalization and liabilities	8,735,853	8,170,048
Southwest Gas Corporation
Utility plant:
Gas plant	8,384,000	7,813,221
Less: accumulated depreciation	(2,419,348)	(2,313,050)
Construction work in progress	211,429	185,026
Net utility plant	6,176,081	5,685,197
Other property and investments	143,611	133,787
Current assets:
Cash and cash equivalents	41,070	40,489
Accounts receivable, net of allowances	146,861	150,793
Accrued utility revenue	82,400	79,100
Income taxes receivable, net	11,155	25,901
Deferred purchased gas costs	2,053	44,412
Prepaid and other current assets	152,748	165,639
Total current assets	436,287	506,334
Noncurrent assets:
Goodwill	10,095	10,095
Deferred charges and other assets	490,562	463,333
Total noncurrent assets	500,657	473,428
Total assets	7,256,636	6,798,746
Capitalization:
Common stock	49,112	49,112
Additional paid-in capital	1,410,345	1,229,083
Accumulated other comprehensive loss, net	(61,135)	(55,151)
Retained earnings	835,146	782,108
Total Southwest Gas Holdings, Inc. equity	2,233,468	2,005,152
Long-term debt, less current maturities	2,438,206	1,991,333
Total capitalization	4,671,674	3,996,485
Commitments and contingencies (Note 10)
Current liabilities:
Current maturities of long-term debt	0	125,000
Short-term debt	57,000	194,000
Accounts payable	161,646	149,368
Customer deposits	67,920	69,165
Accrued general taxes	48,640	48,160
Accrued interest	20,495	21,256
Deferred purchased gas costs	54,636	60,755
Payable to parent	142	844
Other current liabilities	146,046	126,573
Total current liabilities	556,525	795,121
Deferred income taxes and other credits:
Deferred income taxes and investment tax credits, net	581,100	539,050
Accumulated removal costs	404,000	395,000
Other deferred credits and other long-term liabilities	1,043,337	1,073,090
Total deferred income taxes and other credits	2,028,437	2,007,140
Total capitalization and liabilities	$ 7,256,636	$ 6,798,746